Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2021	Level 1	Level 2	Level 3

Contingent consideration liability	$32,346	$-	$-	$32,346
Interest rate swap liability	110	-	110	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2021	2020

Balance, January 1	$24,128	$14,423
Amounts recognized on acquisitions	22,537	13,259
Fair value adjustments	10,236	(261)
Resolved and settled in cash	(25,525)	(4,664)
Other	970	1,371
Balance, December 31	$32,346	$24,128

Less: current portion	$7,491	$4,243
Non-current portion	$24,855	$19,885

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2021		2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,719	$4,719	$4,170	$4,170
Long-term debt	652,804	661,492	589,604	604,091